Share capital (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of Share Capital Activity

	Number of shares	$(000’s)
Balance at August 31, 2020	199,975,122	$135,100
Issued for cash, net of share issue costs	38,477,666	23,226
Warrants issued	-	(8,710)
Issued for settlement of convertible debentures	12,150,447	7,015
Issued for settlement of debts related to convertible and gold loans	4,266,321	1,497
Options exercised	1,000	-
Transfer of reserve on exercise of options	-	1
Balance at August 31, 2021	254,870,556	$158,129
Issued for settlement of outstanding fees	165,889	98
Issued for exercising of stock option	450,000	147
Issued for equity line of credit	909,901	373
Issued for financing, net of share issue costs	17,948,718	3,882
Balance at February 28, 2022	274,345,064	$162,629